Statutory Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Parent Company [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	$ 751	$ 167	$ 341
Statutory capital and surplus	5,208	4,567	4,408
Subsidiaries [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	(227)	(99)	(122)
Statutory capital and surplus	$ 968	$ 735	$ 691